Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Research and development costs	$ 723,577	$ 343,087
Other	59,126	59,018	4,050
Net operating losses	5,862,906	3,381,215	1,201,974
Research and development costs	3,645,038	1,762,716
Research and development tax credit	756,122
Unvested stock options	405,739	204,380	11,835
Patents	99,118	92,417	90,480
Right-of-use assets	45,265	63,563	49,606
Gross deferred income tax assets	11,596,891	5,906,396	1,357,945
Less: valuation allowance	(10,988,821)	(5,580,595)	(847,269)
Net deferred income tax asset	608,070	325,801	510,676
Accrual to cash		(11,228)	(105,075)
Property and equipment	(608,070)	(314,573)	(405,601)
Gross deferred income tax liabilities	(608,070)	(325,801)	(510,676)
Net deferred tax asset (liability)